Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Inventories [Abstract]
Crude oil	$ 3,259	$ 4,498
Natural gas	474	265
Emission allowances	290	1,297
Refined petroleum and petrochemical products	6,638	8,791
Total current inventories	10,661	14,851
Trading inventories	11,525	292
Current inventories arising from extractive activities and current production supplies	22,186	15,143
Supplies	1,525	1,730
Total current inventories	23,711	16,873
Cost of inventories expensed in the income statement	$ 92,923	$ 57,682	[1]	$ 90,582

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.